Income Tax Expense - Detail of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current tax:
Charge for period	¥ 368,050	¥ 184,662	¥ 190,842
Deferred tax:
Origination and reversal of temporary differences	(53,813)	146,130	(25,248)
Change in the write-down of deferred tax assets on the current fiscal year income tax expense	(2,198)	(4,765)	(4,205)
Total deferred tax expense (benefit)	(56,011)	141,365	(29,453)
Total income tax expense	¥ 312,039	¥ 326,027	¥ 161,389